Offerings - Offering: 1	Sep. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interests, par value $0.001 per share
Amount Registered | shares	96,072,744
Maximum Aggregate Offering Price	$ 1,733,152,301.76
Amount of Registration Fee	$ 239,348.33
Rule 457(f)	true
Amount of Securities Received | shares	96,072,744
Value of Securities Received, Per Share	18.04
Value of Securities Received	$ 1,733,152,301.76
Fee Note MAOP	$ 1,733,152,301.76
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee and calculated pursuant to Rule 457(a) and Rule 457(f) under the Securities Act of 1933, as amended, the proposed maximum aggregate offering price is equal to: (1) $18.04, the net asset value per common share of Carlyle Credit Solutions, Inc. (the securities to be cancelled in the mergers) as of July 31, 2026, multiplied by (2) 96,072,744 common shares of Carlyle Credit Solutions, Inc. outstanding as of August 31, 2026, that may be exchanged for common shares of the Registrant in accordance with the terms of the Agreement and Plan of Reorganization as described in the enclosed Registration Statement. (2) Previously paid in connection with the Registrant's registration statement on Form N-14 (File No. 333- 298812) filed with the Securities and Exchange Commission on September 8, 2026.